Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2020

TEK-QTLY-0920
1.931233.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.5%
		Shares	Value
Belgium - 0.2%
Titan Cement International Trading SA		106,700	$1,380,046
Bermuda - 0.9%
AGTech Holdings Ltd. (a)		836,000	35,057
China Gas Holdings Ltd.		231,544	696,099
Credicorp Ltd. (United States)		12,528	1,593,186
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	19,466
Haier Electronics Group Co. Ltd.		214,000	937,437
Kunlun Energy Co. Ltd.		902,040	754,193
Marvell Technology Group Ltd.		11,100	404,817
Shangri-La Asia Ltd.		1,077,000	778,189

TOTAL BERMUDA			5,218,444

Brazil - 3.5%
Atacadao Distribuicao Comercio e Industria Ltda		274,400	1,180,385
B2W Companhia Global do Varejo (a)		18,809	430,225
B2W Companhia Global do Varejo rights 8/25/20 (a)		715	959
Banco do Brasil SA		518,284	3,336,300
BM&F BOVESPA SA		96,600	1,174,781
BR Malls Participacoes SA		208,400	395,503
BTG Pactual Participations Ltd. unit		52,700	873,055
Centrais Eletricas Brasileiras SA (Electrobras)		77,850	551,280
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		10,740	125,280
Companhia de Saneamento de Minas Gerais		25,446	266,091
Direcional Engenharia SA		171,200	530,677
Equatorial Energia SA		123,800	605,882
LOG Commercial Properties e Participacoes SA		7,500	52,909
Lojas Renner SA		255,567	2,015,023
MRV Engenharia e Participacoes SA		116,500	427,449
Natura & Co. Holding SA		329,841	2,974,326
Petrobras Distribuidora SA		87,500	380,759
Rumo SA (a)		363,800	1,549,613
Suzano Papel e Celulose SA (a)		209,800	1,689,162
Vale SA sponsored ADR (a)		116,868	1,360,344

TOTAL BRAZIL			19,920,003

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		16,800	444,360
Cayman Islands - 20.3%
51job, Inc. sponsored ADR (a)		9,300	631,284
Agora, Inc. ADR (a)(b)		1,000	43,540
Akeso, Inc.		188,000	709,763
Alibaba Group Holding Ltd. sponsored ADR (a)		126,432	31,736,961
Ant International Co. Ltd. Class C (a)(c)(d)		288,435	3,017,030
Archosaur Games, Inc. (a)(e)		42,000	134,937
Bilibili, Inc. ADR (a)		87,900	3,830,682
Chailease Holding Co. Ltd.		209,989	876,087
China Resources Land Ltd.		214,510	893,988
China State Construction International Holdings Ltd.		968,000	572,035
CStone Pharmaceuticals Co. Ltd. (a)(e)		103,366	138,705
Ctrip.com International Ltd. ADR (a)		6,710	182,512
GDS Holdings Ltd. ADR (a)		10,300	826,987
Haitian International Holdings Ltd.		312,000	718,176
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)		297,714	1,286,843
Hua Medicine (a)(e)		571,537	516,207
Innovent Biologics, Inc. (a)(e)		179,737	1,101,571
iQIYI, Inc. ADR (a)		13,700	289,070
JD.com, Inc. sponsored ADR (a)		75,100	4,790,629
Kangji Medical Holdings Ltd.		190,500	632,681
Kingdee International Software Group Co. Ltd.		245,000	676,490
LexinFintech Holdings Ltd. ADR (a)		12,700	108,077
Li Ning Co. Ltd.		1,042,500	3,356,048
Meituan Dianping Class B (a)		150,000	3,714,050
NetEase, Inc. ADR		2,100	962,682
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		19,961	2,798,532
PagSeguro Digital Ltd. (a)		33,357	1,275,238
Phoenix Tree Holdings Ltd. ADR		8,600	72,154
Pinduoduo, Inc. ADR (a)		37,800	3,470,040
Semiconductor Manufacturing International Corp. (a)		252,500	988,653
Shenzhou International Group Holdings Ltd.		138,800	1,656,581
Shimao Property Holdings Ltd.		144,300	611,622
Sino Biopharmaceutical Ltd.		1,931,897	2,517,601
StoneCo Ltd. Class A (a)		13,200	629,772
Sunny Optical Technology Group Co. Ltd.		75,300	1,417,528
TAL Education Group ADR (a)		33,269	2,600,638
Tencent Holdings Ltd.		463,350	31,784,964
Uni-President China Holdings Ltd.		1,307,600	1,417,215
Wise Talent Information Technology Co. Ltd. (a)		124,468	289,076
YY, Inc. ADR (a)		7,000	558,740
Zai Lab Ltd. ADR (a)		10,064	765,971

TOTAL CAYMAN ISLANDS			114,601,360

Chile - 0.2%
Vina Concha y Toro SA		567,835	945,067
China - 7.1%
Bafang Electric Suzhou Co. Ltd. (A Shares)		9,509	217,537
BBMG Corp. (H Shares)		2,230,000	489,142
China Communications Construction Co. Ltd. (H Shares)		917,000	533,614
China Communications Services Corp. Ltd. (H Shares)		1,196,000	774,669
China Life Insurance Co. Ltd. (H Shares)		1,940,934	4,452,334
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,158,060	1,545,390
China Merchants Bank Co. Ltd. (H Shares)		277,000	1,292,021
China Petroleum & Chemical Corp. (H Shares)		3,310,000	1,410,129
China Tower Corp. Ltd. (H Shares) (e)		2,258,000	410,794
CRRC Corp. Ltd. (H Shares)		1,829,000	795,289
Glodon Co. Ltd. (A Shares)		43,097	472,852
Great Wall Motor Co. Ltd. (H Shares)		411,000	401,439
Guangzhou Automobile Group Co. Ltd. (H Shares)		414,000	395,822
Haier Smart Home Co. Ltd. (A Shares) (d)		716,474	1,848,925
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)		10,700	138,059
Industrial & Commercial Bank of China Ltd. (H Shares)		6,353,660	3,722,874
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		70,017	947,392
Midea Group Co. Ltd. (A Shares)		150,800	1,551,207
NARI Technology Co. Ltd. (A Shares)		108,809	331,490
Pharmaron Beijing Co. Ltd. (H Shares) (e)		144,938	1,573,685
PICC Property & Casualty Co. Ltd. (H Shares)		2,050,270	1,618,989
Ping An Bank Co. Ltd. (A Shares)		448,768	858,270
Ping An Insurance Group Co. of China Ltd. (H Shares)		618,500	6,525,935
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		32,673	1,625,371
Sinopec Engineering Group Co. Ltd. (H Shares)		515,500	228,141
TravelSky Technology Ltd. (H Shares)		232,000	446,021
Tsingtao Brewery Co. Ltd. (H Shares)		378,000	3,365,289
WuXi AppTec Co. Ltd. (H Shares) (e)		101,032	1,521,287
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		229,400	805,089

TOTAL CHINA			40,299,056

Egypt - 0.0%
Six of October Development & Investment Co.		309,395	227,639
France - 0.1%
Ubisoft Entertainment SA (a)		7,200	600,302
Germany - 0.3%
Delivery Hero AG (a)(e)		12,700	1,462,486
Hong Kong - 2.1%
China Everbright International Ltd.		238,000	147,094
China Overseas Land and Investment Ltd.		745,540	2,270,202
China Resources Beer Holdings Co. Ltd.		544,666	3,787,918
China Unicom Ltd.		2,016,300	1,121,519
CNOOC Ltd.		1,581,000	1,668,746
Far East Horizon Ltd.		967,780	796,671
Smoore International Holdings Ltd. (a)(e)		174,000	935,073
Sun Art Retail Group Ltd.		712,500	989,188

TOTAL HONG KONG			11,716,411

Hungary - 0.2%
OTP Bank PLC (a)		29,440	1,046,236
India - 7.4%
Adani Ports & Special Economic Zone Ltd.		242,266	1,019,250
Axis Bank Ltd.		666,219	3,838,407
Axis Bank Ltd. GDR (Reg. S)		3,300	95,205
DLF Ltd.		269,232	507,236
Eicher Motors Ltd.		2,322	639,656
Federal Bank Ltd. (a)		853,206	613,825
HDFC Bank Ltd.		22,200	306,212
HDFC Bank Ltd. sponsored ADR		14,902	696,669
Housing Development Finance Corp. Ltd.		16,480	391,972
ICICI Bank Ltd.		84,992	394,955
ICICI Bank Ltd. sponsored ADR		590,901	5,548,560
Indraprastha Gas Ltd. (a)		166,193	895,517
ITC Ltd.		620,913	1,609,053
JK Cement Ltd.		71,074	1,423,045
JM Financial Ltd. (a)		347,720	346,699
Larsen & Toubro Ltd.		126,369	1,540,734
LIC Housing Finance Ltd.		91,390	320,207
Mahanagar Gas Ltd.		17,289	224,870
Manappuram General Finance & Leasing Ltd.		462,840	979,180
Maruti Suzuki India Ltd.		12,107	1,012,054
Mindspace Business Parks (d)(f)		58,400	214,362
NTPC Ltd.		436,521	506,905
Oberoi Realty Ltd. (a)		130,893	611,312
Petronet LNG Ltd.		169,006	559,105
Phoenix Mills Ltd. (a)		44,952	370,200
Power Grid Corp. of India Ltd.		551,299	1,312,021
Reliance Industries Ltd.		303,813	8,382,433
Reliance Industries Ltd. (a)		20,254	318,273
Shree Cement Ltd.		5,351	1,550,672
Shriram Transport Finance Co. Ltd.		223,004	2,057,697
Shriram Transport Finance Co. Ltd.		25,731	237,424
State Bank of India (a)		720,775	1,841,863
Sunteck Realty Ltd. (a)		17,400	43,442
Tata Consultancy Services Ltd.		22,800	694,286
Torrent Pharmaceuticals Ltd.		22,961	816,323

TOTAL INDIA			41,919,624

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk		5,678,100	2,256,761
PT Bank Rakyat Indonesia Tbk		5,061,200	1,099,370
PT Perusahaan Gas Negara Tbk Series B		3,380,700	293,883
PT United Tractors Tbk		234,100	343,077

TOTAL INDONESIA			3,993,091

Japan - 0.7%
Capcom Co. Ltd.		9,200	358,944
Freee KK (a)		14,100	634,703
Keyence Corp.		1,300	543,064
Money Forward, Inc. (a)		13,400	902,574
Murata Manufacturing Co. Ltd.		7,300	468,884
Rakus Co. Ltd.		9,500	219,248
Square Enix Holdings Co. Ltd.		10,700	570,101

TOTAL JAPAN			3,697,518

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit		32,000	355,200
Korea (South) - 8.3%
AMOREPACIFIC Group, Inc.		31,139	1,387,879
Coway Co. Ltd.		16,760	1,074,952
DuzonBizon Co. Ltd.		4,820	421,195
Hanon Systems		29,509	245,773
Hyundai Fire & Marine Insurance Co. Ltd.		58,804	1,145,730
Hyundai Mobis		16,521	2,839,016
Kakao Corp.		6,410	1,841,215
KB Financial Group, Inc.		76,798	2,264,382
Korea Electric Power Corp. (a)		21,697	346,788
Korea Electric Power Corp. sponsored ADR (a)		2,520	19,732
LG Chemical Ltd.		2,383	1,131,858
LG Corp.		19,312	1,195,030
NAVER Corp.		3,507	882,718
NCSOFT Corp.		1,921	1,302,770
Netmarble Corp. (a)(e)		2,150	230,127
POSCO		12,902	2,074,222
S-Oil Corp.		9,310	474,897
Samsung Biologics Co. Ltd. (a)(e)		2,985	1,829,650
Samsung Electronics Co. Ltd.		372,008	18,011,526
Samsung Fire & Marine Insurance Co. Ltd.		8,150	1,168,803
Samsung SDI Co. Ltd.		6,027	2,003,355
Shinhan Financial Group Co. Ltd.		71,073	1,776,801
SK Hynix, Inc.		50,902	3,524,397

TOTAL KOREA (SOUTH)			47,192,816

Luxembourg - 0.1%
Adecoagro SA (a)		46,500	194,370
Globant SA (a)		900	155,646

TOTAL LUXEMBOURG			350,016

Mexico - 1.3%
America Movil S.A.B. de CV Series L sponsored ADR		47,100	595,344
CEMEX S.A.B. de CV sponsored ADR		603,400	1,846,404
Fibra Uno Administracion SA de CV		676,700	545,799
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		86,500	574,192
Grupo Aeroportuario Norte S.A.B. de CV (a)		68,900	283,928
Grupo Financiero Banorte S.A.B. de CV Series O (a)		313,029	1,123,838
Macquarie Mexican (REIT) (e)		730,570	841,362
Wal-Mart de Mexico SA de CV Series V		601,200	1,410,949

TOTAL MEXICO			7,221,816

Multi-National - 0.2%
HKT Trust/HKT Ltd. unit		609,000	897,356
Netherlands - 1.1%
Adyen BV (a)(e)		600	1,001,493
ASML Holding NV (Netherlands)		1,200	426,645
NXP Semiconductors NV		3,800	446,614
X5 Retail Group NV GDR (Reg. S)		47,500	1,784,100
Yandex NV Series A (a)		49,439	2,844,720

TOTAL NETHERLANDS			6,503,572

Nigeria - 0.1%
Guaranty Trust Bank PLC		5,231,397	304,678
Guaranty Trust Bank PLC GDR (Reg. S)		50,440	126,100
Zenith Bank PLC		8,647,506	364,855

TOTAL NIGERIA			795,633

Pakistan - 0.1%
Habib Bank Ltd.		425,000	312,015
Panama - 0.1%
Copa Holdings SA Class A		14,549	602,911
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR		147,300	1,746,978
Philippines - 0.4%
Ayala Land, Inc.		1,643,900	1,115,402
Metropolitan Bank & Trust Co.		1,528,247	1,067,871
Robinsons Land Corp.		876,960	275,646

TOTAL PHILIPPINES			2,458,919

Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA		155,900	1,124,706
Russia - 2.4%
LSR Group OJSC		6,655	65,815
Lukoil PJSC sponsored ADR		41,900	2,853,390
MMC Norilsk Nickel PJSC sponsored ADR		113,300	2,976,391
NOVATEK OAO GDR (Reg. S)		8,700	1,275,420
Sberbank of Russia		660,500	1,977,727
Sberbank of Russia sponsored ADR		280,004	3,336,248
Tatneft PAO		105,000	779,224
Unipro PJSC		11,237,700	428,644

TOTAL RUSSIA			13,692,859

Singapore - 0.2%
First Resources Ltd.		1,383,200	1,386,853
South Africa - 2.5%
Absa Group Ltd.		337,610	1,565,819
AngloGold Ashanti Ltd.		111,000	3,621,254
Bidvest Group Ltd.		71,056	548,370
Impala Platinum Holdings Ltd.		344,600	3,041,653
Mr Price Group Ltd.		79,897	592,155
Naspers Ltd. Class N		20,100	3,657,220
Pick 'n Pay Stores Ltd.		334,200	880,577

TOTAL SOUTH AFRICA			13,907,048

Taiwan - 5.3%
Formosa Plastics Corp.		210,000	561,440
Largan Precision Co. Ltd.		7,403	964,392
MediaTek, Inc.		93,000	2,220,319
Taiwan Semiconductor Manufacturing Co. Ltd.		1,694,000	24,597,128
Unified-President Enterprises Corp.		772,000	1,879,913

TOTAL TAIWAN			30,223,192

Thailand - 0.5%
Kasikornbank PCL (For. Reg.)		277,600	725,374
PTT Global Chemical PCL (For. Reg.)		830,300	1,251,173
Siam Cement PCL (For. Reg.)		56,700	694,434

TOTAL THAILAND			2,670,981

Turkey - 0.1%
Turkiye Garanti Bankasi A/S (a)		694,989	697,672
United Arab Emirates - 0.1%
Emaar Properties PJSC (a)		711,264	497,651
United Kingdom - 0.3%
Mondi PLC		86,227	1,552,200
Network International Holdings PLC (e)		81,400	430,473

TOTAL UNITED KINGDOM			1,982,673

United States of America - 2.0%
Activision Blizzard, Inc.		21,800	1,801,334
Arco Platform Ltd. Class A (a)		8,200	357,110
DouYu International Holdings Ltd. ADR		53,300	717,418
Li Auto, Inc. ADR (a)		13,500	216,000
MercadoLibre, Inc. (a)		4,100	4,610,942
Micron Technology, Inc. (a)		67,200	3,363,696
ON Semiconductor Corp. (a)		16,400	337,840

TOTAL UNITED STATES OF AMERICA			11,404,340

TOTAL COMMON STOCKS
(Cost $306,609,084)			393,496,850

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 0.0%
Hong Kong - 0.0%
Antengene Corp. Series C1 (c)(d)		52,151	147,373
Nonconvertible Preferred Stocks - 2.6%
Brazil - 1.8%
Ambev SA sponsored ADR		469,500	1,258,260
Banco do Estado Rio Grande do Sul SA		209,620	573,019
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR		66,400	767,584
Companhia Paranaense de Energia-Copel:
(PN-B)		1,415	18,006
(PN-B) sponsored ADR		30,154	378,433
Itau Unibanco Holding SA sponsored ADR		522,740	2,665,974
Metalurgica Gerdau SA (PN)		730,470	1,125,836
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)		216,906	1,850,208
sponsored ADR		122,500	1,062,075
Telefonica Brasil SA		37,163	375,082
			10,074,477
Korea (South) - 0.8%
Hyundai Motor Co. Series 2		38,407	2,222,471
Samsung Electronics Co. Ltd.		50,678	2,097,705
			4,320,176
Russia - 0.0%
Tatneft PAO		18,000	130,283

TOTAL NONCONVERTIBLE PREFERRED STOCKS			14,524,936

TOTAL PREFERRED STOCKS
(Cost $15,818,685)			14,672,309
		Principal Amount(g)	Value

Nonconvertible Bonds - 10.3%
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (e)		1,250,000	1,473,438
Bahrain - 0.5%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (e)		2,005,000	2,175,425
7.625% 11/7/24 (e)		365,000	398,648

TOTAL BAHRAIN			2,574,073

Bermuda - 0.2%
GeoPark Ltd. 5.5% 1/17/27 (e)		700,000	607,250
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (e)		350,000	354,813

TOTAL BERMUDA			962,063

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,980,000
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (e)		350,000	374,259

TOTAL BRITISH VIRGIN ISLANDS			2,354,259

Canada - 0.2%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (e)		200,000	199,810
7.5% 4/1/25 (e)		825,000	831,188

TOTAL CANADA			1,030,998

Cayman Islands - 0.4%
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		700,000	732,690
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (e)		690,000	667,575
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)		400,000	415,625
QNB Finance Ltd. 2.75% 2/12/27 (Reg. S)		395,000	415,491

TOTAL CAYMAN ISLANDS			2,231,381

Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (e)		300,000	334,125
3.75% 1/15/31 (e)		300,000	339,750
4.25% 7/17/42 (e)		500,000	585,469
4.5% 8/1/47 (e)		250,000	310,078
Empresa de Transporte de Pasajeros Metro SA 3.65% 5/7/30 (e)		350,000	389,375
Empresa Nacional de Petroleo 4.5% 9/14/47 (e)		440,000	480,040

TOTAL CHILE			2,438,837

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (e)		350,000	357,438
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (e)		650,000	648,781
Georgia - 1.0%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (e)		3,125,000	3,046,874
JSC Georgian Railway 7.75% 7/11/22 (e)		2,650,000	2,706,710

TOTAL GEORGIA			5,753,584

Indonesia - 0.6%
Hutama Karya Persero PT 3.75% 5/11/30 (e)		600,000	651,750
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (e)		200,000	220,250
5.23% 11/15/21 (e)		200,000	209,250
5.45% 5/15/30 (e)		400,000	474,000
PT Adaro Indonesia 4.25% 10/31/24 (e)		550,000	544,500
PT Pertamina Persero:
3.1% 1/21/30 (Reg. S)		500,000	519,922
3.65% 7/30/29 (e)		375,000	402,422
4.15% 2/25/60 (e)		365,000	386,672
4.175% 1/21/50 (e)		250,000	267,031

TOTAL INDONESIA			3,675,797

Ireland - 0.1%
Alfa Bond Issuance PLC 5.95% 4/15/30 (Reg. S) (h)		425,000	426,461
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.875% 4/19/22 (e)		200,000	206,000
5.375% 4/24/30 (e)		250,000	297,598
5.75% 4/19/47 (e)		450,000	560,672

TOTAL KAZAKHSTAN			1,064,270

Malaysia - 0.2%
Petronas Capital Ltd.:
3.5% 4/21/30 (e)		250,000	283,975
4.55% 4/21/50 (e)		200,000	273,569
4.8% 4/21/60 (e)		250,000	377,249

TOTAL MALAYSIA			934,793

Mexico - 2.0%
Braskem Idesa SAPI 7.45% 11/15/29 (e)		875,000	762,891
Mexico City Airport Trust:
3.875% 4/30/28 (e)		300,000	262,594
5.5% 7/31/47 (e)		400,000	329,750
Pemex Project Funding Master Trust 6.625% 6/15/35		1,675,000	1,426,933
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (h)(i)		350,000	342,563
3.5% 1/30/23		905,000	873,325
4.5% 1/23/26		400,000	366,400
4.625% 9/21/23		500,000	490,469
4.875% 1/24/22		460,000	461,725
4.875% 1/18/24		535,000	523,297
5.5% 2/24/25 (Reg. S)	EUR	460,000	549,308
6.49% 1/23/27 (e)		890,000	849,950
6.5% 6/2/41		1,170,000	947,334
6.75% 9/21/47		360,000	292,500
6.95% 1/28/60 (e)		1,460,000	1,195,375
7.69% 1/23/50 (e)		2,044,000	1,787,069

TOTAL MEXICO			11,461,483

Netherlands - 0.6%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (e)		250,000	341,797
Petrobras Global Finance BV:
5.093% 1/15/30 (e)		1,520,000	1,567,120
6.9% 3/19/49		930,000	1,034,689
Prosus NV 4.027% 8/3/50 (e)		350,000	365,313

TOTAL NETHERLANDS			3,308,919

Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (e)		380,000	398,513
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (e)		700,000	740,250
Peru - 0.1%
Camposol SA 6% 2/3/27 (e)		500,000	491,406
Saudi Arabia - 0.8%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (e)		450,000	502,172
4.25% 4/16/39 (e)		3,355,000	4,036,048

TOTAL SAUDI ARABIA			4,538,220

Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (e)		500,000	459,922
Medco Bell Pte Ltd. 6.375% 1/30/27 (e)		835,000	756,980

TOTAL SINGAPORE			1,216,902

South Africa - 0.6%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,600,000	1,560,000
6.75% 8/6/23 (e)		2,050,000	1,955,188

TOTAL SOUTH AFRICA			3,515,188

Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (e)		350,000	394,785
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (e)		315,000	383,040
DP World Ltd.:
2.375% 9/25/26 (Reg. S)	EUR	305,000	355,117
4.7% 9/30/49 (e)		450,000	499,680

TOTAL UNITED ARAB EMIRATES			1,237,837

United Kingdom - 0.6%
Biz Finance PLC 9.625% 4/27/22 (e)		2,000,000	2,046,875
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		650,000	642,891
Tullow Oil PLC 7% 3/1/25 (e)		840,000	501,900

TOTAL UNITED KINGDOM			3,191,666

United States of America - 0.2%
Citgo Holding, Inc. 9.25% 8/1/24 (e)		750,000	750,000
Kosmos Energy Ltd. 7.125% 4/4/26 (e)		775,000	685,875

TOTAL UNITED STATES OF AMERICA			1,435,875

Venezuela - 0.0%
Petroleos de Venezuela SA:
6% 5/16/24 (e)(j)		5,700,000	136,800
6% 11/15/26 (Reg. S) (j)		6,800,000	163,200

TOTAL VENEZUELA			300,000

TOTAL NONCONVERTIBLE BONDS
(Cost $58,751,971)			58,157,217

Government Obligations - 13.7%
Angola - 0.2%
Angola Republic:
8% 11/26/29 (e)		400,000	332,500
8.25% 5/9/28 (e)		625,000	527,539
9.5% 11/12/25 (e)		425,000	386,484

TOTAL ANGOLA			1,246,523

Argentina - 0.9%
Argentine Republic:
3.75% 12/31/38 (j)(k)		1,030,000	428,094
4.625% 1/11/23 (j)		1,000,000	440,938
6.875% 4/22/21 (j)		1,300,000	583,781
6.875% 1/11/48 (j)		2,910,000	1,196,738
7.125% 7/6/36 (j)		1,280,000	542,400
7.5% 4/22/26 (j)		3,320,000	1,420,338
8.28% 12/31/33 (j)		1,261,834	638,804

TOTAL ARGENTINA			5,251,093

Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (e)		855,000	811,983
Belarus - 0.0%
Belarus Republic 5.875% 2/24/26 (e)		200,000	193,750
Benin - 0.1%
Republic of Benin 5.75% 3/26/26 (e)	EUR	750,000	833,492
Brazil - 0.1%
Brazilian Federative Republic:
3.875% 6/12/30		350,000	357,350
4.75% 1/14/50		400,000	413,500

TOTAL BRAZIL			770,850

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (e)		3,050,000	3,152,938
Colombia - 0.5%
Colombian Republic:
3% 1/30/30		640,000	658,800
3.125% 4/15/31		300,000	310,950
3.875% 4/25/27		350,000	380,975
5% 6/15/45		250,000	308,906
7.375% 9/18/37		650,000	949,406

TOTAL COLOMBIA			2,609,037

Costa Rica - 0.1%
Costa Rican Republic 5.625% 4/30/43 (e)		450,000	364,078
Dominican Republic - 0.2%
Dominican Republic:
5.875% 1/30/60 (e)		680,000	648,338
6.5% 2/15/48 (Reg. S)		200,000	203,563
6.85% 1/27/45 (e)		350,000	368,922

TOTAL DOMINICAN REPUBLIC			1,220,823

Ecuador - 0.2%
Ecuador Republic:
7.875% 3/27/25 (e)(j)		650,000	326,625
7.875% 1/23/28 (e)(j)		550,000	275,000
9.65% 12/13/26 (e)(j)		970,000	491,063
10.75% 3/28/22 (e)(j)		435,000	233,813

TOTAL ECUADOR			1,326,501

Egypt - 0.5%
Arab Republic of Egypt:
5.75% 5/29/24 (e)		350,000	353,500
5.875% 6/11/25 (e)		400,000	404,500
6.375% 4/11/31 (Reg. S)	EUR	335,000	365,757
7.5% 1/31/27 (e)		150,000	156,281
7.903% 2/21/48 (e)		725,000	666,094
8.5% 1/31/47 (e)		1,160,000	1,144,413

TOTAL EGYPT			3,090,545

El Salvador - 0.4%
El Salvador Republic:
7.1246% 1/20/50 (e)		770,000	636,213
7.625% 2/1/41 (e)		725,000	636,188
7.65% 6/15/35 (Reg. S)		1,050,000	936,469
7.75% 1/24/23 (e)		230,000	225,544

TOTAL EL SALVADOR			2,434,414

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (e)		1,796,722	1,763,033
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (e)		225,000	236,391
8.125% 1/18/26 (e)		1,745,000	1,750,453
10.75% 10/14/30 (e)		400,000	477,000

TOTAL GHANA			2,463,844

Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (e)		350,000	426,344
Honduras - 0.1%
Republic of Honduras:
5.625% 6/24/30 (e)		300,000	314,550
6.25% 1/19/27		350,000	378,984

TOTAL HONDURAS			693,534

Indonesia - 0.8%
Indonesian Republic:
3.4% 9/18/29		270,000	297,000
3.5% 1/11/28		415,000	456,111
3.85% 10/15/30		655,000	753,250
4.1% 4/24/28		300,000	343,500
4.2% 10/15/50		900,000	1,075,500
4.45% 4/15/70		455,000	567,044
6.625% 2/17/37 (e)		300,000	430,313
8.5% 10/12/35 (e)		500,000	817,500

TOTAL INDONESIA			4,740,218

Israel - 0.2%
Israeli State:
2.75% 7/3/30		300,000	331,500
4.5% 4/3/20		590,000	858,096

TOTAL ISRAEL			1,189,596

Ivory Coast - 0.6%
Ivory Coast:
5.75% 12/31/32		622,500	601,296
5.875% 10/17/31 (e)	EUR	1,110,000	1,213,546
6.375% 3/3/28 (e)		1,355,000	1,378,713

TOTAL IVORY COAST			3,193,555

Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	525,875
Jordan - 0.2%
Jordanian Kingdom:
4.95% 7/7/25 (e)		200,000	199,188
7.375% 10/10/47 (e)		825,000	860,836

TOTAL JORDAN			1,060,024

Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (e)		830,000	840,634
Lebanon - 0.3%
Lebanese Republic:
5.8% 12/31/49 (j)		1,165,000	214,433
6.375% 12/31/49 (j)		7,090,000	1,347,100

TOTAL LEBANON			1,561,533

Mexico - 0.4%
United Mexican States:
3.25% 4/16/30		400,000	409,600
3.75% 1/11/28		350,000	375,375
4.35% 1/15/47		850,000	918,850
4.75% 3/8/44		450,000	511,875

TOTAL MEXICO			2,215,700

Mongolia - 0.0%
Mongolia Government 5.125% 12/5/22 (e)		300,000	301,594
Nigeria - 0.8%
Republic of Nigeria:
5.625% 6/27/22		380,000	385,344
6.375% 7/12/23 (e)		800,000	822,500
6.5% 11/28/27 (e)		1,105,000	1,049,405
6.75% 1/28/21 (e)		300,000	304,219
7.143% 2/23/30 (e)		850,000	813,875
7.625% 11/21/25 (e)		630,000	649,688
7.875% 2/16/32 (e)		305,000	293,848

TOTAL NIGERIA			4,318,879

Oman - 0.2%
Sultanate of Oman 6.5% 3/8/47 (e)		1,120,000	990,500
Pakistan - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/27 (e)		440,000	431,475
Panama - 0.1%
Panamanian Republic 3.16% 1/23/30		360,000	401,850
Paraguay - 0.4%
Republic of Paraguay:
4.625% 1/25/23 (e)		500,000	535,469
4.7% 3/27/27 (e)		400,000	454,500
4.95% 4/28/31 (e)		590,000	670,240
5.4% 3/30/50 (e)		380,000	473,338

TOTAL PARAGUAY			2,133,547

Philippines - 0.1%
Philippine Republic 2.457% 5/5/30		350,000	383,578
Qatar - 0.7%
State of Qatar:
3.75% 4/16/30 (e)		625,000	735,156
4.4% 4/16/50 (e)		1,480,000	2,005,400
4.625% 6/2/46 (e)		300,000	411,094
4.817% 3/14/49 (e)		655,000	935,831

TOTAL QATAR			4,087,481

Romania - 0.2%
Romanian Republic:
3% 2/14/31 (e)		360,000	366,750
3.624% 5/26/30 (e)	EUR	350,000	456,474
4.625% 4/3/49	EUR	310,000	437,284

TOTAL ROMANIA			1,260,508

Russia - 0.7%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	451,000
4.375% 3/21/29(Reg. S)		400,000	458,800
5.1% 3/28/35 (e)		600,000	750,000
5.1% 3/28/35(Reg. S)		400,000	500,000
5.25% 6/23/47(Reg. S)		800,000	1,094,000
5.625% 4/4/42 (e)		400,000	546,875

TOTAL RUSSIA			3,800,675

Rwanda - 0.6%
Rwanda Republic 6.625% 5/2/23 (e)		3,575,000	3,605,164
Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (e)		445,000	473,369
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% 5/11/27 (e)		850,000	622,094
Turkey - 0.6%
Turkish Republic:
4.25% 3/13/25		520,000	468,488
4.875% 4/16/43		1,005,000	759,403
5.25% 3/13/30		520,000	446,225
5.75% 5/11/47		1,990,000	1,571,478

TOTAL TURKEY			3,245,594

Ukraine - 0.4%
Ukraine Government:
0% 5/31/40 (e)(h)		575,000	501,867
6.75% 6/20/26 (e)	EUR	360,000	424,592
7.75% 9/1/21 (e)		400,000	411,000
7.75% 9/1/22 (e)		400,000	415,400
7.75% 9/1/23 (e)		425,000	440,938

TOTAL UKRAINE			2,193,797

United Arab Emirates - 0.1%
Emirate of Abu Dhabi 3.125% 4/16/30 (e)		300,000	337,500
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (l)		2,060,000	2,059,842
Uruguay - 0.4%
Uruguay Republic:
4.375% 1/23/31		350,000	429,297
5.1% 6/18/50		1,205,000	1,688,130

TOTAL URUGUAY			2,117,427

Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (e)		300,000	318,375
Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (j)		6,200,000	403,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $82,172,098)			77,466,166

Preferred Securities - 0.1%
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (Cost $726,625)(h)(m)		700,000	675,499
		Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.14% (n)		18,460,492	18,466,030
Fidelity Securities Lending Cash Central Fund 0.13% (n)(o)		38,021	38,025
TOTAL MONEY MARKET FUNDS
(Cost $18,502,344)			18,504,055
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $482,580,807)			562,972,096
NET OTHER ASSETS (LIABILITIES) - 0.5%			2,789,620
NET ASSETS - 100%			$565,761,716

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	125	Sept. 2020	$6,683,125	$(59,335)	$(59,335)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Currency Abbreviations

EUR – European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,164,403 or 0.6% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,478,259 or 18.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing - Security is in default.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $702,937.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120
Antengene Corp. Series C1	7/11/20	$147,373

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178,436
Fidelity Securities Lending Cash Central Fund	7,788
Total	$186,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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